Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Devaluation (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. dollars [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	13.00%	14.00%	10.00%
Decrease in exchange rate	(11.00%)	(14.00%)	(10.00%)
Effect on profit before tax, decrease	₽ (5,860)	₽ (7,672)	₽ (11,785)
Effect on profit before tax, increase	₽ 4,958	₽ 7,672	₽ 11,785
Euro [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	13.00%	14.00%	10.00%
Decrease in exchange rate	(11.00%)	(14.00%)	(10.00%)
Effect on profit before tax, decrease	₽ (11,540)	₽ (14,098)	₽ (2,674)
Effect on profit before tax, increase	₽ 9,765	₽ 14,098	₽ 2,674